Schedule of Fair Value of Warrants (Details)	9 Months Ended
Dec. 31, 2015 USD ($)
Significant Accounting Policies Schedule Of Fair Value Of Warrants 1	$ 0
Significant Accounting Policies Schedule Of Fair Value Of Warrants 2	0
Significant Accounting Policies Schedule Of Fair Value Of Warrants 3	739,190
Significant Accounting Policies Schedule Of Fair Value Of Warrants 4	0
Significant Accounting Policies Schedule Of Fair Value Of Warrants 5	(387,871)
Significant Accounting Policies Schedule Of Fair Value Of Warrants 6	0
Significant Accounting Policies Schedule Of Fair Value Of Warrants 7	351,319
Significant Accounting Policies Schedule Of Fair Value Of Warrants 8	0
Significant Accounting Policies Schedule Of Fair Value Of Warrants 9	898,128
Significant Accounting Policies Schedule Of Fair Value Of Warrants 10	$ 1,480,896